Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from financing activities
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ (11,706)	$ 69,508	$ (13,362)
Cash and cash equivalents at beginning of the year	177,154	123,358	137,248
Effect of exchange rates on cash and cash equivalents	(2,300)	(12,136)	2,009
Cash and cash equivalents at end of the year	170,802	177,154	123,358
Xunlei Limited
Cash flows from operating activities
Other operating activities with external parties	(391)	(948)	(5,732)
Net cash used in operating activities	(391)	(948)	(5,732)
Cash flows from investing activities
Loans to group companies	(188)	(3,450)	(26,391)
Other investing activities with external parties	2,031	11,134	6,553
Net cash (used in)/generated from investing activities	1,843	7,684	(19,838)
Cash flows from financing activities
Loans from group companies	3,150
Other financing activities with external parties	(4,687)	(6,747)
Net cash used in financing activities	(1,537)	(6,747)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(85)	(11)	(25,570)
Cash and cash equivalents at beginning of the year	32,004	32,015	57,585
Effect of exchange rates on cash and cash equivalents	0	0	0
Cash and cash equivalents at end of the year	$ 31,919	$ 32,004	$ 32,015